================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Bruce H. Alston
                      Vice President
                      Philip J. Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaduited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #519534

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2001
--------------------------------------------------------------------------------

                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.

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                                [VALUE LINE LOGO]

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Asset Allocation Fund showed a total return of -5.26% for the six months ended September 30, 2001. This compared to a total return of -9.68% for the Standard & Poor's 500, an unmanaged stock index(1), and a total return of 5.08% for the unmanaged Lehman Government/Credit Bond Index(2).

During the latest six-month period, the Fund allocated an average of about 90% of assets to stocks, 5% to bonds, and 5% to cash. The allocation is determined by Value Line's proprietary stock and bond market models, which incorporate a number of economic and financial variables. The model has been positive on stocks this year primarily because of lower stock prices and the decline in interest rates. Just prior to the September 11th terrorist attack, the Fund held 12% of assets in cash. At the market low of September 21st, the cash allocation was reduced to zero through stock purchases and investor withdrawals. This allowed the Fund to take full advantage of the subsequent rally that continued into early October, during which we began to rebuild the cash position through sales of stock.

Our stock selection strategy, meanwhile, continues to serve the Fund well. Even in this difficult environment, our selection criteria have not changed. We aim always to stick with winners, although given the weak economy and slumping stock market this has become a more difficult task. We seek companies with strong earnings momentum and strong stock price momentum, relative to other companies. Our disciplined strategy requires that laggards are quickly sold. That meant that in the prior fiscal year we sold much of the Fund's technology-sector holdings, and concentrated more on healthcare. This repositioning has served us well, as technology stocks have remained out of favor. The Fund currently holds about 275 stocks, with a median market capitalization of roughly $3.5 billion.

These challenging times demand, more than ever, that we stay with our disciplined investment strategies. Thank you for investing with us.

                                                    Sincerely,


                                                    /s/ Jean Bernhard Buttner
                                                    ---------------------------
                                                    Jean Bernhard Buttner
                                                    Chairman and President

October 15, 2001

(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this indes.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which has decelerated markedly over the past year, now appears, in the wake of the recent terrorist attacks on the United States, to be in a recession that probably will last through at least yearend. Thereafter, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve this year, the stimulative measures likely to now be put into effect by the government, and some projected inventory building to combine to set into motion a modest business recovery by the second quarter of 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the declining level of U.S. business activity. To be sure, as the economy improves, some modest increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with nine interest rate reductions thus far this year (the most recent cut in rates coming on October 2nd), may possibly again come to the aid of the economy with one or more rate reductions later this year, as the nation's central bank strives to prevent a more serious domestic recession.

Performance Data:*

                                             Average
                                           Annual Total
                                              Return
                                           ------------
1 year ended 9/30/01 ..................      -24.07%
5 years ended 9/30/01 .................       +9.13%
From 8/24/93 (commencement
  of operations) to 9/30/01 ...........      +13.66%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

COMMON STOCKS (95.1%)

          ADVERTISING (0.5%)

  11,400  Omnicom Group, Inc. .......    $   739,860
   8,000  TMP Worldwide, Inc.*.......        227,120
                                         -----------
                                             966,980

          AEROSPACE/
            DEFENSE (2.8%)

  15,750  Alliant Techsystems, Inc.*.      1,348,200
  15,000  Boeing Co..................        502,500
  15,500  General Dynamics Corp. ....      1,368,960
  14,000  Goodrich Corp. ............        272,720
  12,000  L-3 Communications
            Holdings, Inc.*..........      1,049,400
  14,000  Newport News
            Shipbuilding, Inc. ......        940,800
  19,000  Precision Castparts Corp. .        421,800
                                         -----------
                                           5,904,380

          AIR TRANSPORT (0.2%)

  38,000  Atlantic Coast Airlines
            Holdings, Inc.*..........        505,400

          APPAREL (0.2%)

  15,000  V.F Corp. .................        439,050

          AUTO PARTS (0.8%)

  30,000  ArvinMeritor, Inc. ........        428,700
   9,000  Johnson Controls, Inc. ....        587,160
  11,000  Magna International Inc.
            Class "A"................        580,250
                                         -----------
                                           1,596,110

          BANK (4.9%)

  23,000  BB & T Corp. ..............        838,350
  27,000  BancWest Corp. ............        943,110
  14,000  City National Corp. .......        604,100
  19,000  Colonial BancGroup, Inc. ..        243,200
   9,000  Commerce Bancorp, Inc. ....        612,000
  22,000  Compass Bancshares, Inc. ..        572,660
  39,000  Hibernia Corp. Class "A"...        637,650
  12,000  M & T Bank Corp. ..........        888,000
  13,000  National Commerce
            Financial Corp. .........        339,300
  23,000  North Fork
            Bancorporation, Inc. ....        684,020
   9,000  Pacific Century
            Financial Corp. .........        210,330
  19,000  Popular, Inc. .............        592,800
   6,000  Regions Financial Corp. ...        173,160
  36,000  SouthTrust Corp. ..........        916,920
  30,000  Synovus Financial Corp. ...        828,000
  24,000  UCBH Holdings, Inc. .......        700,320
  18,000  Westamerica
            Bancorporation...........        648,900
                                         -----------
                                          10,432,820

          BANK--MIDWEST (1.5%)

  16,500  Fifth Third Bancorp. ......      1,014,420
  22,000  First Midwest
            Bancorp, Inc. ...........        743,160
  13,000  Northern Trust Corp. ......        682,240
  16,000  TCF Financial Corp. .......        736,960
                                         -----------
                                           3,176,780

          BEVERAGE--
            ALCOHOLIC (0.5%)

  24,000  Constellation Brands, Inc.
            Class "A"*...............        999,840

          BEVERAGE--
            SOFT DRINK (0.9%)

  20,000  Pepsi Bottling Group,
            Inc. (The)...............        921,400
  22,000  PepsiCo, Inc. .............      1,067,000
                                         -----------
                                           1,988,400

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          BIOTECHNOLOGY (0.2%)

  19,000  Enzo Biochem, Inc.*........    $   322,240

          BUILDING
            MATERIALS (0.5%)

  13,000  Fluor Corp. ...............        500,500
   9,000  Jacobs Engineering
            Group, Inc.*.............        561,600
                                         -----------
                                           1,062,100

          CABLE TV (0.2%)

  19,200  EchoStar Communications
            Corp. Class "A"*.........        446,784

          CHEMICAL--
            DIVERSIFIED (0.1%)

   4,000  Aventis S.A. (ADR).........        300,360

          CHEMICAL--
            SPECIALTY (0.5%)

  17,000  Sigma-Aldrich Corp. .......        768,400
   9,000  SurModics, Inc.*...........        359,550
                                         -----------
                                           1,127,950

          COAL (0.2%)

  25,000  Massey Energy Corp. .......        366,250

          COMPUTER &
            PERIPHERALS (1.4%)

  20,000  International Business
            Machines Corp. ..........      1,846,000
  13,000  Mercury Computer
            Systems, Inc.*...........        488,150
  15,000  Tech Data Corp.*...........        568,500
                                         -----------
                                           2,902,650

          COMPUTER SOFTWARE
            & SERVICES (5.5%)

  25,000  Activision, Inc.*..........        680,500
  12,000  Advent Software, Inc.*.....        451,800
  12,000  Affiliated Computer Services
            Inc. Class "A"*..........        976,920
  45,000  Borland Software Corp.*....        364,500
  19,000  Citrix Systems, Inc.*......        376,200
  20,000  Electronic Data
            Systems Corp. ...........      1,151,600
  12,000  Fair, Issac & Co., Inc. ...        566,760
  15,000  First Data Corp. ..........        873,900
  22,500  Fiserv, Inc.*..............        769,500
   5,000  Intuit Inc.*...............        179,000
   5,000  MSC. Software Corp.*.......         80,500
  80,000  Microsoft Corp.*...........      4,093,600
  22,000  Network Associates, Inc.*..        283,580
  30,000  SunGard Data
            Systems Inc.*............        701,100
                                         -----------
                                          11,549,460

          DIVERSIFIED
            COMPANIES (2.2%)

  14,000  American Standard
            Companies, Inc.*.........        770,000
  18,000  Hillenbrand Industries, Inc.       971,460
  16,000  ITT Industries, Inc. ......        716,800
   2,000  NACCO Industries, Inc.
            Class "A"................        111,500
  19,000  Teleflex, Inc. ............        710,410
  17,000  Tyco International Ltd. ...        773,500
  15,000  United Technologies Corp. .        697,500
                                         -----------
                                           4,751,170

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          DRUG (7.5%)

  15,000  Andrx Group*...............    $   973,800
   7,000  Barr Laboratories, Inc.*...        553,420
   3,000  Biosite Inc.*..............         72,630
  20,000  Bristol-Myers Squibb Co. ..      1,111,200
   6,000  Cima Labs, Inc.*...........        364,500
   3,000  Corvas International, Inc.*         17,250
  25,000  Covance Inc.*..............        447,750
  21,744  Elan Corp. Plc (ADR)*......      1,053,497
  18,000  Forest Laboratories, Inc.*.      1,298,520
  20,000  Genzyme Corp.--
            General Division*........        908,400
   8,000  ICOS Corp.*................        393,680
   5,000  ImClone Systems Inc.*......        282,750
  30,000  Ivax Corp.*................        665,100
  21,333  King Pharmaceuticals, Inc.*        894,919
  17,000  Merck & Co., Inc. .........      1,132,200
  43,000  NBTY, Inc.*................        565,880
  37,000  Perrigo Co.*...............        560,550
  34,000  Pharmaceutical Product
            Development, Inc.*.......        995,860
  14,000  Pharmaceutical
            Resources, Inc.*.........        500,500
  23,981  Shire Pharmaceuticals
            Group Plc (ADR)*.........        966,434
  42,000  SICOR, Inc.*...............        793,380
  16,000  Taro Pharmaceutical
            Industries, Ltd.*........        562,560
   9,000  Teva Pharmaceutical
            Industries Ltd. (ADR)....        544,050
   4,000  Watson Pharmaceuticals,
            Inc.*....................        218,840
   4,000  XOMA Ltd.*.................         33,720
                                         -----------
                                          15,911,390

          EDUCATIONAL
            SERVICES (1.4%)

  19,500  Apollo Group Inc.
            Class "A"*...............        819,585
  15,000  Career Education Corp.*....        825,000
   6,000  Corinthian Colleges, Inc.*.        202,260
  22,000  Education Management
            Corp.*...................        667,920
  20,000  Sylvan Learning Systems,
            Inc.*....................        458,000
                                         -----------
                                           2,972,765

          ELECTRIC UTILITY--
            CENTRAL (0.5%)

   6,000  Reliant Energy, Inc. ......        157,920
  31,000  UtiliCorp United Inc. .....        868,310
                                         -----------
                                           1,026,230

          ELECTRIC UTILITY--
            EAST (0.9%)

  16,000  Duke Energy Corp. .........        605,600
  20,000  PPL Corp. .................        652,000
   4,000  Southern Co. (The).........         95,920
  21,000  TECO Energy, Inc. .........        569,100
                                         -----------
                                           1,922,620

          ELECTRIC UTILITY--
            WEST (0.4%)

  10,000  Black Hills Corp. .........        305,200
  24,000  MDU Resources Group, Inc. .        560,880
                                         -----------
                                             866,080

          ELECTRICAL
            EQUIPMENT (2.5%)

 132,000  General Electric Co. ......      4,910,400
  17,500  Zoran Corp.*...............        423,850
                                         -----------
                                           5,334,250

          ELECTRONICS (0.2%)

  15,000  Harman International
            Industries, Inc. ........        502,500

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          ENTERTAINMENT (0.3%)

  10,000  Entercom Communications
            Corp.*...................    $   340,000
  14,000  Univision Communications,
            Inc. Class "A"*..........        321,300
                                         -----------
                                             661,300

          ENTERTAINMENT
            TECHNOLOGY (0.6%)

  20,000  Gemstar-TV Guide
            International, Inc.*.....        394,200
  19,000  THQ, Inc.*.................        819,850
                                         -----------
                                           1,214,050

          ENVIRONMENTAL (1.1%)

  36,000  Allied Waste
            Industries Inc.*.........        459,000
   9,000  Stericycle, Inc.*..........        375,120
  20,000  Waste Connections, Inc.*...        540,000
  33,000  Waste Management, Inc. ....        882,420
                                         -----------
                                           2,256,540

          FINANCIAL SERVICES--
            DIVERSIFIED (7.6%)

  24,000  AmeriCredit Corp.*.........        758,880
  17,000  Bisys Group, Inc. (The)*...        901,340
  28,000  Block (H. & R.), Inc. .....      1,079,680
  12,000  Capital One Financial Corp.        552,360
  43,000  Cendant Corp.*.............        550,400
 129,000  Citigroup, Inc. ...........      5,224,500
  19,000  Concord EFS, Inc.*.........        930,050
  29,000  Doral Financial Corp. .....      1,125,200
  27,000  efunds Corp.*..............        449,550
  27,000  Federal National Mortgage
            Associaton...............      2,161,620
  28,600  Fidelity National
            Financial, Inc. .........        769,054
  10,000  Household
            International, Inc. .....        563,800
  10,000  MGIC Investment Corp. .....        653,400
   8,000  Radian Group, Inc. ........        308,000
                                         -----------
                                          16,027,834

          FOOD
            WHOLESALERS (0.8%)

  13,000  Fleming Companies, Inc. ...        383,500
  26,000  Performance Food
            Group Co.*...............        741,780
  32,000  Supervalu, Inc. ...........        647,360
                                         -----------
                                           1,772,640

          FOREIGN
            TELECOMMUNICATIONS
            (0.2%)

  24,000  BCE Inc. ..................        529,200

          FURNITURE/HOME
            FURNISHINGS (0.3%)

  15,000  Mohawk Industries, Inc.*...        551,250

          GROCERY (0.3%)
  19,000  Whole Foods Market, Inc.*..        596,790

          HEALTHCARE
            INFORMATION
            SYSTEMS (0.6%)

  14,000  Cerner Corp.*..............        693,000
  25,000  IMS Health, Inc. ..........        626,250
                                         -----------
                                           1,319,250

          HOME APPLIANCE (0.3%)

   6,000  Toro Company (The).........        252,600
   9,000  Whirlpool Corp. ...........        498,150
                                         -----------
                                             750,750

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          HOMEBUILDING (0.3%)

  16,000  Lennar Corp. ..............     $  576,640

          HOTEL/GAMING (1.2%)

  12,000  Anchor Gaming*.............        498,000
  26,000  Argosy Gaming Company*.....        681,200
  20,000  International Game
            Technology*..............        850,000
  28,000  WMS Industries, Inc.*......        489,720
                                          ----------
                                           2,518,920

          INDUSTRIAL
            SERVICES (1.5%)

  11,000  CSG Systems
            International, Inc.*.....        451,000
  17,000  Emcor Group, Inc.*.........        542,300
  13,000  Expeditors International of
            Washington, Inc. ........        615,550
   3,500  F.Y.I., Inc.*..............        131,320
  13,000  Iron Mountain, Inc.*.......        538,850
  19,000  Sabre Holdings Corp.
            Class "A"*...............        508,060
  17,000  SmartForce Plc (ADR)*......        278,120
                                          ----------
                                           3,065,200

          INFORMATION
            SERVICES (0.2%)

  10,500  ChoicePoint, Inc.*.........        437,220

          INSURANCE--
            LIFE (0.6%)

  26,000  AFLAC, Inc. ...............        702,000
  20,000  Reinsurance Group of
            America, Inc. ...........        682,200
                                          ----------
                                           1,384,200

          INSURANCE--PROPERTY
            & CASUALTY (2.2%)

  14,000  Berkley (W.R.) Corp. ......        672,000
  13,000  Everest RE Group, Ltd. ....        841,100
  26,000  HCC Insurance
            Holdings, Inc. ..........        683,800
   4,000  Mercury General Corp. .....        158,800
  29,000  Old Republic International
            Corp. ...................        760,090
   5,000  Progressive Corp. .........        669,500
  10,000  XL Capital Ltd. Class "A"..        790,000
                                          ----------
                                           4,575,290

          INTERNET (0.1%)

  14,000  Centra Software, Inc.*.....        119,840

          MACHINERY (0.6%)

  10,000  Flowserve Corp.*...........        197,500
  20,000  Stanley Works..............        731,000
  14,000  Stewart & Stevenson
            Services, Inc. ..........        337,120
                                          ----------
                                           1,265,620

          MEDICAL
            SERVICES (5.7%)

  18,000  AdvancePCS*................      1,292,040
  68,000  Beverly Enterprises, Inc.*.        693,600
  31,000  DaVita, Inc.*..............        630,850
  28,000  First Health Group Corp.*..        822,640
  20,000  HCA--The Healthcare
            Company..................        886,200
  10,000  Laboratory Corp.  of
            America Holdings*........        808,500
  18,000  LifePoint Hospitals, Inc.*.        792,000
  28,000  Lincare Holdings, Inc.*....        743,960

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          MEDICAL SERVICES
            (5.7%) (continued)

  27,000  Lumenis Ltd.*..............    $   542,160
  20,000  Manor Care Inc.*...........        562,000
  18,000  Pediatrix Medical
            Group, Inc.*.............        734,220
  10,000  Quest Diagnostics, Inc.*...        617,000
  20,000  Tenet Healthcare Corp.*....      1,193,000
   9,000  Triad Hospitals, Inc.*.....        318,600
  12,000  Trigon Healthcare, Inc.*...        786,000
   5,000  Wellpoint Health
            Networks, Inc.*..........        545,750
                                         -----------
                                          11,968,520

          MEDICAL SUPPLIES (7.3%)

  20,000  Abbott Laboratories........      1,037,000
  11,000  AmeriSource Health Corp.
            Class "A"*...............        780,450
  39,000  Biomet, Inc. ..............      1,140,750
  17,955  Cardinal Health, Inc. .....      1,327,772
  27,000  Cytyc Corp.*...............        723,870
  18,000  DENTSPLY
            International, Inc. .....        826,920
  21,000  Diagnostic Products Corp. .        886,620
  26,000  Henry Schein, Inc.*........      1,003,600
  30,000  Johnson & Johnson..........      1,662,000
  17,000  McKesson Corp. ............        642,430
  15,334  Medtronic, Inc. ...........        667,029
  24,000  Patterson Dental Co.*......        884,640
  18,000  ResMed Inc.*...............        914,400
  27,000  Respironics, Inc.*.........        960,120
  17,000  Stryker Corp. .............        899,300
  15,000  Varian Medical
            Systems, Inc.*...........        962,250
                                         -----------
                                          15,319,151

          METAL
            FABRICATING (0.4%)

  32,000  Shaw Group, Inc.*..........        901,440

          METALS & MINING--
            DIVERSIFIED (0.3%)

  18,000  Alcoa, Inc. ...............        558,180

          NATURAL GAS--
            DIVERSIFIED (0.4%)

  10,000  Enron Corp. ...............        272,300
  39,000  XTO Energy, Inc. ..........        544,050
                                         -----------
                                             816,350

          NEWSPAPER (0.1%)

  10,000  Tribune Co. ...............        314,000

          OFFICE EQUIPMENT
            & SUPPLIES (0.3%)

  50,000  Office Depot, Inc.*........        680,000

          PHARMACY (1.0%)

  36,000  Caremark Rx, Inc.*.........        600,480
  14,000  Express Scripts, Inc.
            Class "A"*...............        777,000
  14,000  Omnicare, Inc. ............        305,620
  67,000  Rite Aid Corp.*............        517,240
                                         -----------
                                           2,200,340

          POWER INDUSTRY (0.6%)

  20,000  AES Corp. (The)*...........        256,400
  32,000  Calpine Corp.*.............        729,920
  10,590  Mirant Corp.*..............        231,921
                                         -----------
                                           1,218,241

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          PRECISION
            INSTRUMENT (1.0%)

  26,000  PerkinElmer, Inc. .........    $   682,240
  29,000  Thermo Electron Corp.*.....        523,450
  24,000  Waters Corp.*..............        858,480
                                         -----------
                                           2,064,170

          RAILROAD (0.8%)

  22,000  CSX Corp. .................        693,000
  16,000  Canadian Pacific Ltd. .....        513,440
  30,000  Norfolk Southern Corp. ....        483,600
                                         -----------
                                           1,690,040

          RECREATION (0.8%)

  18,000  Harley-Davidson, Inc. .....        729,000
  18,000  JAKKS Pacific, Inc.*.......        243,000
  44,000  Mattel, Inc. ..............        689,040
                                         -----------
                                           1,661,040

          R.E.I.T. (0.3%)

  41,000  Thornburg Mortgage, Inc. ..        679,370

          RESTAURANT (1.8%)

  36,000  Brinker International, Inc.*       850,320
  29,250  Cheesecake Factory,
            Inc. (The)*..............        700,538
  30,000  Darden Restaurants, Inc. ..        787,500
  15,000  Jack in the Box, Inc.*.....        420,000
   8,000  Panera Bread Co.
            Class "A"*...............        279,920
  44,000  Ruby Tuesday, Inc. ........        690,800
                                         -----------
                                           3,729,078

          RETAIL BUILDING
            SUPPLY (0.4%)

  24,000  Lowe's Companies, Inc. ....        759,600

          RETAIL--
            SPECIAL LINES (5.2%)

  20,000  Abercrombie & Fitch Co.
            Class "A"*...............        351,800
   6,000  AutoZone, Inc.*............        311,160
  46,000  Bed Bath & Beyond Inc.*....      1,171,160
  35,000  Borders Group, Inc.*.......        670,250
  81,000  Chico's FAS, Inc.*.........      1,907,550
  18,500  Christopher & Banks
            Corp.*...................        557,035
  30,000  Hot Topic Inc.*............        753,000
  17,000  Lands' End, Inc.*..........        491,300
  17,000  99 Cents Only Stores*......        549,950
  23,500  O'Reilly Automotive, Inc.*.        673,275
  48,000  Pep Boys-Manny
            Moe & Jack...............        530,400
  25,500  Quiksilver, Inc.*..........        314,925
  14,000  Ross Stores Inc. ..........        409,500
  14,000  Talbots, Inc. (The)........        314,300
  24,000  Tiffany & Co. .............        519,600
  28,000  Too, Inc.*.................        587,720
  25,000  Toy `R' Us, Inc.*..........        430,750
  35,000  Venator Group, Inc.*.......        533,750
                                         -----------
                                          11,077,425

          RETAIL STORE (5.8%)

  15,000  BJ's Wholesale Club Inc.*..        714,150
  35,300  Circuit City Stores, Inc.--
            CarMax Group*............        397,125
  40,000  Costco Wholesale Corp.*....      1,422,400
  30,000  Family Dollar Stores, Inc.         825,600
  20,000  Kohl's Corp.*..............        960,000
  19,000  May Department Stores Co. .        551,380
  34,000  Penney (J.C.) Co., Inc. ...        744,600
  23,000  Target Corp. ..............        730,250
 120,000  Wal-Mart Stores, Inc. .....      5,940,000
                                         -----------
                                          12,285,505

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                    Value
-----------------------------------------------------

          SEMICONDUCTOR (0.2%)

  34,000  Axcelis Technologies, Inc.*    $    321,300

          SHOE (0.5%)

  20,000  Genesco Inc.*..............         325,000
  28,000  Reebok International Ltd. *         579,600
  16,000  Vans, Inc.*................         183,840
                                         ------------
                                            1,088,440

          TELECOMMUNICATIONS
            EQUIPMENT (0.5%)

  41,000  Polycom, Inc.*.............         999,170

          TELECOMMUNICATION
            SERVICES (0.4%)

  20,000  Illuminet Holdings, Inc.*..         766,400

          THRIFT (5.6%)

  14,000  Astoria Financial Corp. ...         829,640
  36,000  BankNorth Group, Inc. .....         803,520
  26,250  Charter One Financial, Inc.         740,775
  28,000  Dime Bancorp, Inc. ........       1,100,960
   7,000  Downey Financial Corp. ....         308,910
  21,000  Firstfed Financial Corp.*..         546,000
  26,000  Golden State Bancorp, Inc.          790,400
  12,000  Golden West Financial
            Corp. ...................         697,200
  20,000  GreenPoint Financial Corp.          702,000
  38,000  Independence Community
            Bank Corp. ..............         825,740
  33,250  New York Community
            Bancorp, Inc. ...........         771,733
  39,000  Roslyn Bancorp, Inc. ......         721,890
  56,000  Sovereign Bancorp, Inc. ...         532,000
  27,500  Washington Federal, Inc. ..         688,875
  27,000  Washington Mutual, Inc. ...       1,038,960
  19,000  Webster Financial Corp. ...         626,240
                                         ------------
                                           11,724,843

          WIRELESS
            NETWORKING (0.4%)

  23,000  Metro One
            Telecommunications,
            Inc.*....................         533,600
  24,000  RF Micro Devices Inc.*.....         398,880
                                         ------------
                                              932,480
                                         ------------

          TOTAL
          COMMON STOCKS
          (Cost $187,485,244) .......     200,752,176
                                         ------------

================================================================================

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2001
--------------------------------------------------------------------------------

  Principal
   Amount                                   Value
-----------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)

 $3,000,000  Federal National
               Mortgage Association
               Notes 5.25%,
               6/15/06...............    $  3,122,304

  2,000,000  Private Export Funding
               Corporation Notes
               Series "J" 7.650%,
               5/15/06...............       2,278,188
                                         ------------

             TOTAL
             U.S. GOVERNMENT
             AGENCY
             OBLIGATIONS
             (Cost $5,026,901) ......       5,400,492
                                         ------------

             TOTAL INVESTMENT
             SECURITIES (97.6%)
             (Cost $192,512,145) ....     206,152,668
                                         ------------

REPURCHASE AGREEMENTS (0.5%)
(including accrued interest)

 $1,000,000  Collateralized by
               $635,000 U.S. Treasury
               Bonds 11.25%, due
               2/15/15, with a value of
               $1,020,275 (with
               Morgan Stanley Dean
               Witter & Co., 3.03%,
               dated 9/28/01,
               due 10/1/01, delivery
               value $1,000,253) ....       1,000,253

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (1.9%) ........       4,003,042
                                         ------------

NET ASSETS (100%) ...................    $211,155,963
                                         ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($211,155,963 / 13,478,341
shares outstanding) .................    $      15.67
                                         ============

* Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets:

Investment securities, at value
  (Cost--$192,512,145)...............   $206,152,668
Short-term investments
  (Cost--$1,000,253).................      1,000,253
Cash ...............................         100,765
Receivable for securities sold .....       3,872,974
Receivable for capital shares sold .         230,128
Dividends and interest receivable ..         224,727
Prepaid expenses ...................           6,000
                                        ------------
    Total Assets ...................     211,587,515
                                        ------------
Liabilities:
Payable for capital shares
  repurchased.......................         223,528
Accrued expenses:
  Advisory fee payable .............         123,922
  Service and distribution plan
    fees payable....................          47,663
  Other ............................          36,439
                                        ------------
    Total Liabilities ..............         431,552
                                        ------------
Net Assets .........................    $211,155,963
                                        ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 13,478,341 shares)....    $     13,479
Additional paid-in capital .........     216,303,547
Undistributed net investment income          762,910
Accumulated net realized loss
  on investments....................     (19,564,496)
Net unrealized appreciation
  of investments....................      13,640,523
                                        ------------
Net Assets .........................    $211,155,963
                                        ------------
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($211,155,963 / 13,478,341
  shares outstanding) ..............    $      15.67
                                        ============

Statement of Operations
for the Six Months Ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividend (net of foreign
  withholding tax of $4,362)........    $    861,937
Interest ...........................         553,067
                                        ------------
    Total Income ...................       1,415,004
                                        ------------
Expenses:
Advisory fee .......................         881,436
Service and distribution plan fee ..         339,014
Custodian fees .....................          41,438
Transfer agent fees ................          28,776
Auditing and legal fees ............          21,285
Accounting & bookkeeping expense ...          16,200
Insurance, dues and other ..........          15,788
Registration and filing fees .......          12,533
Directors' fees and expenses .......          10,684
Printing ...........................           9,726
                                        ------------
    Total Expenses before
      custody credits ..............       1,376,880
    Less: custody credits ..........          (3,813)
                                        ------------
    Net Expenses ...................       1,373,067
                                        ------------
Net Investment Income ..............          41,937
                                        ------------
Net Realized and Unrealized
  Loss on Investments:
    Net Realized Loss ..............     (11,256,861)
    Change in Net Unrealized
      Appreciation..................      (2,575,448)
                                        ------------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments ...................     (13,832,309)
                                        ------------
Net Decrease in Net Assets
  from Operations ..................    $(13,790,372)
                                        ------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2001(Unaudited) and for the Year Ended March 31, 2001
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                               September 30, 2001      Year Ended
                                                                   (unaudited)       March 31, 2001
                                                               ------------------------------------
Operations:
  Net investment income .....................................   $      41,937        $   3,712,008
  Net realized loss on investments ..........................     (11,256,861)          (8,042,349)
  Change in net unrealized appreciation .....................      (2,575,448)         (53,591,408)
                                                                ----------------------------------
  Net decrease in net assets from operations ................     (13,790,372)         (57,921,749)
                                                                ----------------------------------

Distributions to Shareholders:
  Net investment income .....................................              --           (5,020,586)
  Net realized gain from investment transactions ............              --           (6,343,935)
                                                                ----------------------------------
  Total distributions .......................................              --          (11,364,521)
                                                                ----------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     166,524,774          241,761,377
  Proceeds from reinvestment of distributions to shareholders              --           10,707,813
  Cost of shares repurchased ................................    (212,047,248)        (224,428,949)
                                                                ----------------------------------
  Net (decrease) increase from capital share transactions ...     (45,522,474)          28,040,241
                                                                ----------------------------------

Total Decrease in Net Assets ................................     (59,312,846)         (41,246,029)

Net Assets:
  Beginning of period .......................................     270,468,809          311,714,838
                                                                ----------------------------------
  End of period .............................................   $ 211,155,963        $ 270,468,809
                                                                ==================================
Net undistributed investment income, at end of period .......   $     762,910        $     720,973
                                                                ==================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2001
--------------------------------------------------------------------------------

1    Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(E) Amortization. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Fund to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to January 1, 2001, premiums on fixed-income securities were included in realized gains and losses.

The effect of this change for the period ended September 30, 2001 was to decrease net investment income by $5,956, and increase realized gains by $5,956. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                Six Months
                                   Ended          Year
                               September 30,     Ended
                                    2001        March 31,
                                (unaudited)       2001
                                -------------------------
Shares sold ...............      9,401,428     12,423,940
Shares issued in
  reinvestment of dividends
  and distributions .......             --        591,263
                                -------------------------
                                 9,401,428     13,015,203
Shares repurchased ........     12,276,841     11,592,696
                                -------------------------
Net (decrease) increase ...     (2,875,413)     1,422,507
                                -------------------------

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                        Six Months Ended
                                        September 30, 2001
                                           (unaudited)
                                        ------------------
PURCHASES:
U.S. Treasury and U.S. Government
  Agency Obligations .................    $ 11,336,296
Other Investment Securities ..........      73,184,332
                                          ------------
                                          $ 84,520,628
                                          ------------
SALES:
U.S. Treasury and U.S. Government
  Agency Obligations .................    $ 27,718,432
Other Investment Securities ..........      92,004,123
                                          ------------
                                          $119,722,555
                                          ------------

At September 30, 2001, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $194,199,221. The aggregate appreciation and depreciation of investments at September 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $31,860,005 and $18,906,305, respectively, resulting in a net appreciation of $12,953,700.

During the year ended March 31, 2001, as permitted under federal income tax regulations, the Fund elected to defer $4,374,495 of Post-October net capital losses to the next taxable year. For federal income tax purposes, the Fund had a capital loss carryover at March 31, 2001 of $3,878,796 which will expire in 2009. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $881,436 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2001. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2001, fees amounting to $339,014 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2001, the Fund's expenses were reduced by $3,813 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2001, the Fund paid brokerage commissions totaling $100,365 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2001, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 2,189,442 shares of the Fund's capital stock, representing 16.2% of the outstanding shares. In addition, certain officers and directors of the Fund owned 339,110 shares of capital stock, representing 2.5% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                      Six Months
                                        Ended
                                     September  30,                             Years Ended March 31,
                                          2001         ----------------------------------------------------------------------
                                      (unaudited)        2001            2000             1999           1998           1997
                                     ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........         $  16.54        $  20.88        $  17.99         $  16.32       $  13.64       $ 14.13
                                       --------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income ......              .01             .23             .33              .03            .22           .30
  Net gains on securities
    (both realized
    and unrealized) ..........             (.88)          (3.84)           4.04             1.92           4.54          2.15
                                       --------------------------------------------------------------------------------------
    Total from investment
      operations .............             (.87)          (3.61)           4.37             1.95           4.76          2.45
                                       --------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ........               --            (.32)           (.24)            (.02)          (.26)         (.25)
  Distributions from
    realized gains ...........               --            (.41)          (1.24)            (.26)         (1.82)        (2.69)
                                       --------------------------------------------------------------------------------------
  Total distributions ........               --            (.73)          (1.48)            (.28)         (2.08)        (2.94)
                                       --------------------------------------------------------------------------------------
Net asset value,
  end of period ..............         $  15.67        $  16.54        $  20.88         $  17.99       $  16.32       $ 13.64
                                       ======================================================================================
Total return .................            (5.26)%+       (17.59%)         25.02%           12.16%         37.36%        17.49%
                                       ======================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .............         $211,156        $270,469        $311,715         $182,532       $123,488       $74,981
Ratio of operating expenses
  to average net assets ......             1.02%*          1.01%(2)        1.03%(2)         1.08%(1)       1.15%(1)      1.23%(1)
Ratio of net investment income
  to average net assets ......             0.03%*          1.21%           1.93%            0.30%          1.46%         1.95%
Portfolio turnover rate ......               34%+           123%             72%             129%           139%          192%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.01%* for the period ended September 30, 2001, unchanged for the year ended March 31, 2001 and 1.02% for the year ended March 31, 2000.

*    Annualized

+    Not annualized.

See Notes to Financial Statements.

================================================================================

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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